Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Intrinsic Opportunities Fund
October 31, 2021
ZTO-NPRT1-1221
1.9881589.104
Common Stocks - 89.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	444
GungHo Online Entertainment, Inc.	700	13,133
		13,577
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	1,558	20,285
Dip Corp.	1,382	49,585
JOYY, Inc. ADR	1,519	76,542
Zappallas, Inc.	2,100	10,391
ZIGExN Co. Ltd.	5,051	17,977
		174,780
Media - 1.0%
AMC Networks, Inc. Class A (a)	371	14,762
Cogeco Communications, Inc.	65	5,582
Comcast Corp. Class A	1,266	65,110
Corus Entertainment, Inc. Class B (non-vtg.)	710	3,218
Discovery Communications, Inc.:
Class A (a)(b)	2,532	59,350
Class C (non-vtg.) (a)	4,477	101,001
DMS, Inc.	664	8,787
F@N Communications, Inc.	1,290	5,115
Gendai Agency, Inc.	1,954	5,829
Gray Television, Inc.	100	2,344
Hyundai HCN	5,719	22,922
Pico Far East Holdings Ltd.	17,939	2,974
Proto Corp.	200	2,470
Trenders, Inc.	409	3,510
ViacomCBS, Inc. Class B	900	32,598
WOWOW INC.	590	12,014
		347,586
Wireless Telecommunication Services - 0.4%
KDDI Corp.	3,165	96,786
Okinawa Cellular Telephone Co.	1,442	64,971
		161,757
TOTAL COMMUNICATION SERVICES		697,700
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 6.0%
Adient PLC (a)	4,714	196,197
ASTI Corp.	507	8,068
Burelle SA	6	4,592
Cie Automotive SA	500	13,595
Cooper-Standard Holding, Inc. (a)	1,772	45,966
DaikyoNishikawa Corp.	4,404	26,465
Eagle Industry Co. Ltd.	700	7,477
G-Tekt Corp.	7,389	92,118
Gentex Corp.	663	23,464
Hi-Lex Corp.	737	11,785
Hyundai Mobis	1,804	387,970
IJTT Co. Ltd.	4,833	25,057
Lear Corp.	4,284	736,205
Linamar Corp.	6,902	379,621
Murakami Corp.	65	1,481
Patrick Industries, Inc.	43	3,350
Piolax, Inc.	1,100	15,824
Plastic Omnium SA	2,053	56,864
Seoyon Co. Ltd.	1,136	15,218
Strattec Security Corp. (a)	226	7,835
TBK Co. Ltd.	4,879	17,502
Topre Corp.	891	10,306
TPR Co. Ltd.	2,341	29,831
Yorozu Corp.	6,077	63,472
		2,180,263
Distributors - 0.1%
Doshisha Co. Ltd.	872	13,663
Harima-Kyowa Co. Ltd.	349	5,243
Nakayamafuku Co. Ltd.	537	1,910
Yagi & Co. Ltd.	1,095	13,653
		34,469
Diversified Consumer Services - 0.7%
Cross-Harbour Holdings Ltd.	4,335	6,407
Heian Ceremony Service Co. Ltd.	1,340	10,534
Kukbo Design Co. Ltd.	930	19,673
MegaStudy Co. Ltd.	2,610	30,829
MegaStudyEdu Co. Ltd.	2,638	172,779
Multicampus Co. Ltd.	135	4,321
Step Co. Ltd.	588	9,164
Tsukada Global Holdings, Inc. (a)	3,245	9,690
		263,397
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	1,700	11,837
Fairwood Holdings Ltd.	600	1,276
Kindred Group PLC (depositary receipt)	600	8,384
Ride On Express Holdings Co. Lt	200	2,499
The Restaurant Group PLC (a)	48,737	58,895
		82,891
Household Durables - 2.6%
Ace Bed Co. Ltd.	685	27,777
Avantia Co. Ltd.	1,811	13,680
Bellway PLC	240	10,882
Cuckoo Holdings Co. Ltd.	510	9,796
Emak SpA	3,041	7,066
FJ Next Co. Ltd.	2,804	24,939
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	17,310	99,038
Hamilton Beach Brands Holding Co.:
Class A	398	5,970
Class B (a)	104	1,560
Helen of Troy Ltd. (a)	981	220,676
Mohawk Industries, Inc. (a)	1,305	231,259
Open House Co. Ltd.	381	24,298
Pressance Corp.	2,000	33,148
Sanei Architecture Planning Co. Ltd.	738	11,533
Taylor Morrison Home Corp. (a)	6,590	201,193
		922,815
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	252	5,219
CROOZ, Inc. (a)	100	1,073
Danawa Co. Ltd.	107	2,554
Hamee Corp.	200	2,172
Hyundai Home Shopping Network Corp.	7	418
Moneysupermarket.com Group PLC	2,660	7,718
Papyless Co. Ltd.	200	2,421
Vipshop Holdings Ltd. ADR (a)	400	4,464
		26,039
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,460	21,225
Multiline Retail - 0.3%
Big Lots, Inc.	273	12,080
Grazziotin SA	880	7,172
Lifestyle China Group Ltd. (a)	26,833	3,621
Lifestyle International Holdings Ltd. (a)	30,541	16,015
Macy's, Inc.	1,760	46,587
Ryohin Keikaku Co. Ltd.	206	4,059
Treasure Factory Co. Ltd.	2,331	18,799
		108,333
Specialty Retail - 6.6%
Arcland Sakamoto Co. Ltd.	1,295	19,370
AT-Group Co. Ltd.	2,741	32,457
Bed Bath & Beyond, Inc. (a)	1,304	18,308
Foot Locker, Inc.	4,454	212,322
Fuji Corp.	4,198	44,202
Genesco, Inc. (a)	817	49,502
Goldlion Holdings Ltd.	20,919	4,517
Guess?, Inc.	8,752	181,254
Handsman Co. Ltd.	1,806	27,774
Hour Glass Ltd.	57,400	83,429
JB Hi-Fi Ltd.	680	25,827
JD Sports Fashion PLC	77,887	1,159,724
K's Holdings Corp.	4,586	47,340
Ku Holdings Co. Ltd.	1,413	13,251
Leon's Furniture Ltd.	713	14,518
Lookers PLC (a)	3,142	2,752
Mandarake, Inc.	100	527
Nafco Co. Ltd.	200	3,025
Nitori Holdings Co. Ltd.	111	20,392
Nojima Co. Ltd.	83	1,820
Padini Holdings Bhd	5,800	4,398
Sally Beauty Holdings, Inc. (a)	9,576	146,130
Samse SA	74	17,793
Silvano Fashion Group A/S (a)	7	14
SuperGroup PLC (a)	326	1,289
T-Gaia Corp.	67	1,194
The Buckle, Inc.	2,671	111,167
Tokatsu Holdings Co. Ltd.	494	1,803
Truworths International Ltd.	228	805
Urban Outfitters, Inc. (a)	3,634	116,034
Vita Group Ltd.	18	11
		2,362,949
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	79,002	23,963
Capri Holdings Ltd. (a)	8,899	473,783
Carter's, Inc.	40	3,941
Embry Holdings Ltd.	1,000	132
Fossil Group, Inc. (a)	8,604	101,699
Gildan Activewear, Inc.	619	22,737
Hagihara Industries, Inc.	604	7,961
Magni-Tech Industries Bhd	23,484	12,079
PVH Corp.	244	26,677
Sitoy Group Holdings Ltd.	19,000	1,270
Ted Baker PLC (a)	11,453	21,160
Texwinca Holdings Ltd.	2,000	409
Youngone Holdings Co. Ltd.	176	7,049
		702,860
TOTAL CONSUMER DISCRETIONARY		6,705,241
CONSUMER STAPLES - 4.1%
Beverages - 0.9%
A.G. Barr PLC	1,395	9,479
Britvic PLC	18,226	221,496
C&C Group PLC (United Kingdom) (a)	835	2,962
Jinro Distillers Co. Ltd.	1,855	49,635
Lucas Bols BV (a)(c)	192	2,246
Olvi PLC (A Shares)	272	16,445
Spritzer Bhd	200	101
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	16,898	30,362
		332,726
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	300	11,417
Amsterdam Commodities NV (a)	1,625	45,648
Belc Co. Ltd.	100	4,937
Daiichi Co. Ltd.	631	4,719
G-7 Holdings, Inc.	400	7,319
Genky DrugStores Co. Ltd.	1,035	49,915
Halows Co. Ltd.	380	9,335
MARR SpA	1,742	41,000
Natural Grocers by Vitamin Cottage, Inc.	200	2,436
Nihon Chouzai Co. Ltd.	239	3,444
OM2 Network Co. Ltd.	657	6,908
Qol Holdings Co. Ltd.	331	4,917
Retail Partners Co. Ltd.	1,296	13,548
Satoh & Co. Ltd.	108	1,417
Satudora Holdings Co. Ltd.	759	15,039
Sprouts Farmers Market LLC (a)	700	15,498
Valor Holdings Co. Ltd.	1,645	34,840
Walgreens Boots Alliance, Inc.	456	21,441
YAKUODO Holdings Co. Ltd.	283	5,980
		299,758
Food Products - 2.0%
Ajinomoto Malaysia Bhd	4,545	17,671
Armanino Foods of Distinction	3,237	11,135
Bell AG	173	55,550
Carr's Group PLC	15,269	30,718
Cranswick PLC	1,205	57,059
Delfi Ltd.	37,937	21,662
Delsole Corp.	614	2,729
Fresh Del Monte Produce, Inc.	3,612	120,966
Ingredion, Inc.	2,100	199,983
Kaneko Seeds Co. Ltd.	432	5,701
Kaveri Seed Co. Ltd.	527	3,663
Lassonde Industries, Inc. Class A (sub. vtg.)	120	17,064
LDC SA	52	5,867
London Biscuits Bhd (a)(d)	3,375	16
Origin Enterprises PLC	1,809	7,006
Pickles Corp.	636	10,026
Prima Meat Packers Ltd.	3,411	80,170
S Foods, Inc.	1,434	41,525
Tate & Lyle PLC	100	887
Toyo Sugar Refining Co. Ltd.	631	6,525
Tyson Foods, Inc. Class A	48	3,839
		699,762
Household Products - 0.0%
Transaction Co. Ltd.	819	8,285
Personal Products - 0.2%
Hengan International Group Co. Ltd.	11,105	58,019
Herbalife Nutrition Ltd. (a)	200	9,280
		67,299
Tobacco - 0.2%
KT&G Corp.	797	55,075
Scandinavian Tobacco Group A/S (c)	1,057	23,752
		78,827
TOTAL CONSUMER STAPLES		1,486,657
ENERGY - 9.9%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	163
Bristow Group, Inc. (a)	691	23,909
Championx Corp. (a)	283	7,423
Geospace Technologies Corp. (a)	1,181	11,231
Liberty Oilfield Services, Inc. Class A (a)	1,638	21,163
Oil States International, Inc. (a)	6,269	37,990
Smart Sand, Inc. (a)	1,617	3,687
Solaris Oilfield Infrastructure, Inc. Class A	628	4,767
Tidewater, Inc. warrants 11/14/24 (a)	50	25
		110,358
Oil, Gas & Consumable Fuels - 9.6%
Alvopetro Energy Ltd.	1,552	6,177
Antero Resources Corp. (a)	300	5,961
ARC Resources Ltd.	371	3,558
Baytex Energy Corp. (a)	11,606	38,918
Beach Energy Ltd.	4,064	4,265
Berry Corp.	165	1,586
Birchcliff Energy Ltd.	18,828	101,169
Bonanza Creek Energy, Inc.	3,165	177,683
Bonterra Energy Corp. (a)	1,879	10,385
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	1,182	8,863
(Canada)	16,870	201,742
China Petroleum & Chemical Corp.:
(H Shares)	583,847	284,470
sponsored ADR (H Shares)	152	7,399
CNOOC Ltd.	1,090	1,202
CONSOL Energy, Inc. (a)	542	14,910
Delek U.S. Holdings, Inc. (a)	1,188	23,107
Denbury, Inc. warrants 9/18/23 (a)	92	4,595
Diamondback Energy, Inc.	224	24,011
EQT Corp. (a)	5,320	105,921
Equitrans Midstream Corp.	337	3,474
HollyFrontier Corp.	1,323	44,717
Marathon Oil Corp.	1,469	23,974
Motor Oil (HELLAS) Corinth Refineries SA	774	13,135
Murphy Oil Corp.	12,805	356,363
NACCO Industries, Inc. Class A	482	14,961
Oil & Natural Gas Corp. Ltd.	199,998	397,701
Oil India Ltd.	1,212	3,639
Ovintiv, Inc.	5,242	196,680
PDC Energy, Inc.	1,012	52,938
Petronet LNG Ltd.	2,600	7,963
Peyto Exploration & Development Corp.	21,608	170,406
San-Ai Oil Co. Ltd.	290	3,780
Sinopec Kantons Holdings Ltd.	14,943	5,704
Southwestern Energy Co. (a)	130,845	638,524
Star Petroleum Refining PCL (a)	6,058	1,917
Thai Oil PCL (For. Reg.)	3,206	5,387
Total SA sponsored ADR	9,650	483,562
Tsakos Energy Navigation Ltd.	172	1,591
Unit Corp. warrants 9/3/27 (a)(d)	320	375
Whiting Petroleum Corp. warrants 9/1/24 (a)	880	10,032
		3,462,745
TOTAL ENERGY		3,573,103
FINANCIALS - 16.2%
Banks - 3.2%
Bank Norwegian ASA	600	7,429
Bar Harbor Bankshares	1,000	29,700
Camden National Corp.	101	4,808
Central Valley Community Bancorp	17	363
Citizens Financial Services, Inc.	34	2,096
Community Trust Bancorp, Inc.	90	3,931
ConnectOne Bancorp, Inc.	100	3,373
Eagle Bancorp, Inc.	100	5,659
East West Bancorp, Inc.	2,177	173,028
F & M Bank Corp.	335	9,648
First Foundation, Inc.	100	2,661
Gunma Bank Ltd.	14,179	43,775
Hirogin Holdings, Inc.	2,467	13,591
OFG Bancorp	4,713	122,067
Ogaki Kyoritsu Bank Ltd.	100	1,662
Parke Bancorp, Inc.	100	2,217
San ju San Financial Group, Inc.	804	9,849
Seven Bank Ltd.	300	634
Shinsei Bank Ltd.	1,875	30,965
Sparebank 1 Oestlandet	2,106	34,702
Texas Capital Bancshares, Inc. (a)	390	23,634
The Keiyo Bank Ltd.	1,772	6,902
The San-In Godo Bank Ltd.	4,866	23,814
Wells Fargo & Co.	11,059	565,778
West Bancorp., Inc.	100	3,170
Yamaguchi Financial Group, Inc.	4,540	25,345
		1,150,801
Capital Markets - 0.4%
ABG Sundal Collier ASA	1,023	1,127
CI Financial Corp.	3,294	75,110
Diamond Hill Investment Group, Inc.	54	11,710
Federated Hermes, Inc.	481	16,022
Lazard Ltd. Class A	695	34,048
Van Lanschot NV (Bearer)	55	1,526
		139,543
Consumer Finance - 5.7%
Aeon Credit Service (Asia) Co. Ltd.	32,992	21,287
Cash Converters International Ltd.	36,676	8,001
Discover Financial Services	7,140	809,105
Navient Corp.	2,789	54,943
Santander Consumer U.S.A. Holdings, Inc.	2,672	111,422
Synchrony Financial	22,460	1,043,267
		2,048,025
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	1,519	98,722
Jackson Financial, Inc. (a)	781	21,142
Mizuho Leasing Co. Ltd.	816	25,212
NICE Holdings Co. Ltd.	697	10,040
Ricoh Leasing Co. Ltd.	2,583	81,894
Tokyo Century Corp.	3,040	174,058
Zenkoku Hosho Co. Ltd.	444	21,456
		432,524
Insurance - 5.5%
AFLAC, Inc.	14,865	797,805
ASR Nederland NV	2,811	131,475
Db Insurance Co. Ltd.	4,244	214,574
Genworth Financial, Inc. Class A (a)	31,584	129,810
Hyundai Fire & Marine Insurance Co. Ltd.	1,712	38,305
Legal & General Group PLC	7,900	31,235
NN Group NV	5,276	282,508
Power Corp. of Canada (sub. vtg.)	1,249	41,600
Primerica, Inc.	38	6,393
Principal Financial Group, Inc.	571	38,308
Prudential Financial, Inc.	339	37,307
Reinsurance Group of America, Inc.	1,629	192,352
Talanx AG	448	21,544
		1,963,216
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	2,490	15,561
Axos Financial, Inc. (a)	100	5,300
Enact Holdings, Inc.	900	20,682
Genworth Mortgage Insurance Ltd.	11,224	19,419
Greene County Bancorp, Inc.	200	6,808
Hingham Institution for Savings	28	10,115
		77,885
TOTAL FINANCIALS		5,811,994
HEALTH CARE - 16.2%
Biotechnology - 4.2%
Amgen, Inc.	2,069	428,221
Cell Biotech Co. Ltd.	946	14,389
Essex Bio-Technology Ltd.	13,280	9,046
Gilead Sciences, Inc.	2,261	146,694
Regeneron Pharmaceuticals, Inc. (a)	342	218,859
United Therapeutics Corp. (a)	3,578	682,539
		1,499,748
Health Care Equipment & Supplies - 0.6%
Fukuda Denshi Co. Ltd.	1,813	152,702
InBody Co. Ltd.	300	6,947
Medikit Co. Ltd.	210	5,232
Meridian Bioscience, Inc. (a)	107	2,013
Nakanishi, Inc.	106	2,459
St.Shine Optical Co. Ltd.	4,192	44,336
Value Added Technology Co. Ltd.	396	13,685
Vieworks Co. Ltd.	56	1,892
		229,266
Health Care Providers & Services - 10.5%
Anthem, Inc.	4,674	2,033,797
Centene Corp. (a)	521	37,116
Cigna Corp.	43	9,185
Humana, Inc.	982	454,823
Laboratory Corp. of America Holdings (a)	379	108,781
MEDNAX, Inc. (a)	144	3,921
Sinopharm Group Co. Ltd. (H Shares)	18,500	44,131
Tokai Corp.	997	19,178
UnitedHealth Group, Inc.	1,948	896,996
Universal Health Services, Inc. Class B	1,324	164,308
		3,772,236
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	112	32,118
Pharmaceuticals - 0.8%
China Medical System Holdings Ltd.	900	1,534
Daito Pharmaceutical Co. Ltd.	651	18,358
Dawnrays Pharmaceutical Holdings Ltd.	76,256	16,662
DongKook Pharmaceutical Co. Ltd.	1,073	20,519
Genomma Lab Internacional SA de CV (a)	6,914	6,616
Huons Co. Ltd.	100	4,314
Jazz Pharmaceuticals PLC (a)	900	119,736
Korea United Pharm, Inc.	115	4,779
Lee's Pharmaceutical Holdings Ltd.	27,347	12,864
Luye Pharma Group Ltd. (a)(c)	10,874	5,185
Nippon Chemiphar Co. Ltd.	183	3,489
PT Tempo Scan Pacific Tbk	300	31
Sawai Group Holdings Co. Ltd.	200	8,823
Supernus Pharmaceuticals, Inc. (a)	100	2,985
Taro Pharmaceutical Industries Ltd. (a)	453	25,173
Towa Pharmaceutical Co. Ltd.	1,519	39,052
		290,120
TOTAL HEALTH CARE		5,823,488
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	247	50,074
Magellan Aerospace Corp.	634	5,430
Vectrus, Inc. (a)	132	6,393
		61,897
Air Freight & Logistics - 0.1%
AIT Corp.	3,116	30,463
Onelogix Group Ltd. (a)	2,727	464
SBS Holdings, Inc.	387	13,769
		44,696
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	100	1,248
InnoTec TSS AG	33	488
KVK Corp.	109	2,179
Nihon Dengi Co. Ltd.	1,126	37,542
Nihon Flush Co. Ltd.	1,115	10,580
Noda Corp.	1,158	8,903
Sekisui Jushi Corp.	1,555	28,969
		89,909
Commercial Services & Supplies - 0.5%
Asia File Corp. Bhd	17,831	10,679
Civeo Corp. (a)	580	13,091
Fursys, Inc.	664	22,066
Matsuda Sangyo Co. Ltd.	374	11,175
Mitie Group PLC (a)	15,237	13,638
VSE Corp.	2,162	120,099
		190,748
Construction & Engineering - 0.5%
Boustead Projs. Pte Ltd.	8,376	6,273
Boustead Singapore Ltd.	28,038	21,208
Br Holding Corp.	100	378
Dai-Dan Co. Ltd.	107	2,253
Geumhwa PSC Co. Ltd.	1	28
Hokuriku Electrical Construction Co. Ltd.	422	3,905
Kawada Technologies, Inc.	100	3,457
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,449
Meisei Industrial Co. Ltd.	1,517	9,040
Mirait Holdings Corp.	109	2,096
Nippon Rietec Co. Ltd.	2,333	32,479
Primoris Services Corp.	100	2,695
Raiznext Corp.	4,804	51,923
Seikitokyu Kogyo Co. Ltd.	1,344	9,634
Shinnihon Corp.	100	732
Sumitomo Densetsu Co. Ltd.	456	8,753
Totetsu Kogyo Co. Ltd.	585	12,728
Watanabe Sato Co. Ltd.	78	2,116
		171,147
Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,220	250,625
Aichi Electric Co. Ltd.	574	14,147
AQ Group AB (a)	2,796	92,788
Canare Electric Co. Ltd.	258	3,872
Hammond Power Solutions, Inc. Class A	771	7,102
Iwabuchi Corp.	20	981
Terasaki Electric Co. Ltd.	170	2,005
		371,520
Industrial Conglomerates - 0.1%
Mytilineos SA	2,001	36,478
Reunert Ltd.	205	681
Rheinmetall AG	100	9,692
		46,851
Machinery - 0.9%
Daihatsu Diesel Manufacturing Co. Ltd.	900	4,660
Daiwa Industries Ltd.	2,980	33,213
Estic Corp.	221	8,534
Fujimak Corp.	2,056	14,112
Fukushima Industries Corp.	262	10,416
Haitian International Holdings Ltd.	2,154	6,312
Hokuetsu Industries Co. Ltd.	320	2,724
Hosokawa Micron Corp.	424	11,730
Hy-Lok Corp.	413	6,666
Ihara Science Corp.	463	8,552
Koike Sanso Kogyo Co. Ltd.	72	1,459
Mitsui Engineering & Shipbuilding Co. (a)	4,100	20,909
Nakanishi Manufacturing Co. Ltd.	536	5,456
Nansin Co. Ltd.	628	3,233
Park-Ohio Holdings Corp.	202	4,711
Sakura Rubber Co. Ltd.	100	3,208
Sansei Co. Ltd.	2,505	10,203
Semperit AG Holding	1,337	45,053
SIMPAC, Inc.	6,482	43,587
Teikoku Sen-I Co. Ltd.	1,160	20,908
TK Group Holdings Ltd.	93,958	35,624
Tocalo Co. Ltd.	936	11,478
Yamada Corp.	171	3,560
		316,308
Marine - 0.0%
Japan Transcity Corp.	3,405	18,105
Professional Services - 1.0%
ABIST Co. Ltd.	611	15,398
Akka Technologies SA (a)	1,671	92,257
Altech Corp.	537	9,674
Barrett Business Services, Inc.	8	656
Benext-Yumeshin Group Co.	255	3,324
Bertrandt AG	519	33,898
Career Design Center Co. Ltd.	403	3,971
en japan, Inc.	147	5,838
Gakujo Co. Ltd.	278	2,900
Hito Communications Holdings, Inc.	100	1,933
JAC Recruitment Co. Ltd.	668	13,106
Kelly Services, Inc. Class A (non-vtg.)	130	2,344
McMillan Shakespeare Ltd.	9,084	93,550
Quick Co. Ltd.	1,500	18,934
SHL-JAPAN Ltd.	449	9,867
TrueBlue, Inc. (a)	521	14,510
WDB Holdings Co. Ltd.	338	10,654
Will Group, Inc.	300	3,390
World Holdings Co. Ltd.	300	7,494
		343,698
Road & Rail - 0.9%
Autohellas SA	7,141	65,545
Daqin Railway Co. Ltd. (A Shares)	106,302	105,377
Hamakyorex Co. Ltd.	479	13,280
NANSO Transport Co. Ltd.	356	3,330
Nikkon Holdings Co. Ltd.	1,088	21,257
SENKO Co. Ltd.	1,687	15,005
Stef SA	491	61,414
Tohbu Network Co. Ltd.	278	2,291
Utoc Corp.	4,021	19,156
		306,655
Trading Companies & Distributors - 4.7%
Bergman & Beving AB (B Shares)	1,682	30,357
Canox Corp.	1,390	16,339
Chori Co. Ltd.	3,108	49,558
Daiichi Jitsugyo Co. Ltd.	52	2,419
Green Cross Co. Ltd.	1,200	10,239
Hanwa Co. Ltd.	469	14,088
HERIGE	169	9,417
Itochu Corp.	40,502	1,155,152
Kamei Corp.	5,654	57,617
Lumax International Corp. Ltd.	8,164	20,846
Mitani Shoji Co. Ltd.	6,716	103,951
Mitsubishi Corp.	3,544	112,692
Momentum Group AB (B Shares)	1,442	37,024
Narasaki Sangyo Co. Ltd.	89	1,616
Nishikawa Keisoku Co. Ltd.	37	1,493
Rasa Corp. (a)	541	4,485
Sanyo Trading Co. Ltd.	520	4,990
Shinsho Corp.	250	7,646
Totech Corp.	249	5,820
Yamazen Co. Ltd.	176	1,631
Yuasa Trading Co. Ltd.	1,716	45,861
		1,693,241
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	4,334
Isewan Terminal Service Co. Ltd.	677	4,203
Meiko Transportation Co. Ltd.	148	1,443
Qingdao Port International Co. Ltd. (H Shares) (c)	44,993	22,611
		32,591
TOTAL INDUSTRIALS		3,687,366
INFORMATION TECHNOLOGY - 5.1%
Electronic Equipment & Components - 1.2%
Daido Signal Co. Ltd.	848	4,507
Elematec Corp.	1,942	19,380
Hagiwara Electric Holdings Co. Ltd.	891	16,851
Kingboard Chemical Holdings Ltd.	17,597	77,010
Lacroix SA	940	39,771
Makus, Inc.	890	5,764
PAX Global Technology Ltd. (d)	25,800	17,906
Redington (India) Ltd.	45,656	87,529
Riken Kieki Co. Ltd.	1,356	37,626
Shibaura Electronics Co. Ltd.	583	33,658
Simplo Technology Co. Ltd.	4,074	43,747
TD SYNNEX Corp.	151	15,855
Thinking Electronic Industries Co. Ltd.	5,127	31,301
Vontier Corp.	300	10,149
		441,054
IT Services - 2.6%
Amdocs Ltd.	1,582	123,143
Avant Corp.	622	8,698
Cielo SA	8,843	3,431
Concentrix Corp.	148	26,297
Dimerco Data System Corp.	1,226	2,796
DTS Corp.	1,518	33,682
DXC Technology Co. (a)	300	9,771
E-Credible Co. Ltd.	622	10,623
Enea Data AB (a)	468	12,888
Estore Corp.	500	7,496
Future Corp.	2,037	59,577
IFIS Japan Ltd.	254	1,535
Korea Information & Communication Co. Ltd. (a)	936	7,403
Neurones	7	288
Nice Information & Telecom, Inc.	408	11,713
Poletowin Pitcrew Holdings, Inc.	100	902
Sopra Steria Group	873	171,663
TDC Soft, Inc.	296	3,400
The Western Union Co.	23,516	428,462
		923,768
Semiconductors & Semiconductor Equipment - 0.1%
Miraial Co. Ltd.	1,456	20,190
Phison Electronics Corp.	1,667	23,378
		43,568
Software - 0.1%
Cresco Ltd.	420	7,686
InfoVine Co. Ltd.	43	1,017
KSK Co., Ltd.	373	7,339
Miroku Jyoho Service Co., Ltd.	100	1,579
Sinosoft Tech Group Ltd.	9,956	1,305
System Research Co. Ltd.	796	14,058
Uchida Esco Co. Ltd.	557	10,967
		43,951
Technology Hardware, Storage & Peripherals - 1.1%
Chenbro Micom Co. Ltd.	300	810
Dell Technologies, Inc. (a)	2,355	259,026
Elecom Co. Ltd.	302	4,619
HP, Inc.	3,794	115,072
MCJ Co. Ltd.	1,172	13,195
TSC Auto ID Technology Corp.	600	4,460
		397,182
TOTAL INFORMATION TECHNOLOGY		1,849,523
MATERIALS - 4.1%
Chemicals - 3.1%
AdvanSix, Inc.	100	4,860
Air Water, Inc.	260	3,978
C. Uyemura & Co. Ltd.	1,440	59,503
Daishin-Chemical Co. Ltd.	603	7,528
Fuso Chemical Co. Ltd.	495	22,790
HEXPOL AB (B Shares)	14	164
Isamu Paint Co. Ltd.	52	1,572
K+S AG	1,216	20,938
Kangnam Jevisco Co. Ltd.	27	575
Kuriyama Holdings Corp.	650	5,675
Nippon Soda Co. Ltd.	407	12,229
Scientex Bhd	48,900	55,029
Scientex Bhd warrants 1/14/26 (a)	1,880	617
The Mosaic Co.	19,602	814,855
Toho Acetylene Co. Ltd.	209	2,252
Tokuyama Corp.	71	1,216
Yara International ASA	1,827	95,330
Yip's Chemical Holdings Ltd.	8,343	4,943
		1,114,054
Construction Materials - 0.2%
Buzzi Unicem SpA	992	23,130
Mitani Sekisan Co. Ltd.	607	38,517
		61,647
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	167	32,857
Packaging Corp. of America	33	4,533
The Pack Corp.	200	5,313
		42,703
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit	539	18,418
Chubu Steel Plate Co. Ltd.	1,262	9,129
CI Resources Ltd.	16	16
CK-SAN-ETSU Co. Ltd.	325	9,766
Gatos Silver, Inc.	578	6,994
Mount Gibson Iron Ltd.	92,173	29,122
Newmont Corp.	100	5,400
Pacific Metals Co. Ltd.	1,214	22,005
Perenti Global Ltd.	59,642	45,763
Rio Tinto PLC sponsored ADR	258	16,324
St Barbara Ltd.	25,848	28,486
Teck Resources Ltd. Class B (sub. vtg.)	1,683	46,971
Warrior Metropolitan Coal, Inc.	405	9,708
		248,102
TOTAL MATERIALS		1,466,506
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Daito Trust Construction Co. Ltd.	1,300	161,179
Nisshin Group Holdings Co.	7,964	35,615
Realogy Holdings Corp. (a)	100	1,732
		198,526
UTILITIES - 2.5%
Electric Utilities - 2.1%
Fjordkraft Holding ASA (c)	1,137	6,763
Holding Co. ADMIE IPTO SA	17	50
PG&E Corp. (a)	35,638	413,401
PPL Corp.	11,645	335,376
		755,590
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	5,005	26,889
GAIL India Ltd.	20,794	41,294
Hokuriku Gas Co.	164	4,502
Seoul City Gas Co. Ltd.	287	40,644
YESCO Co. Ltd.	618	20,069
		133,398
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	300	157
TOTAL UTILITIES		889,145
TOTAL COMMON STOCKS (Cost $22,754,956)		32,189,249

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	25	2,602
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	151
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,812)		2,753

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (f) (Cost $1,000)	1,000	997

Money Market Funds - 10.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	3,703,618	3,704,359
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	57,047	57,053
TOTAL MONEY MARKET FUNDS (Cost $3,761,412)		3,761,412

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $26,519,180)	35,954,411
NET OTHER ASSETS (LIABILITIES) - 0.1%	42,561
NET ASSETS - 100.0%	35,996,972

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,557 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,358,047	6,140,435	5,794,123	594	-	-	3,704,359	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	70,853	87,478	101,278	3,101	-	-	57,053	0.0%
Total	3,428,900	6,227,913	5,895,401	3,695	-	-	3,761,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.